FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets And Liabilities
At the beginning of the year		$ 9	$ 16	$ 68
Impairment (1)	[1]	1	1	63
Utilizations		(1)		(7)
Reversal of unused amounts			(6)	(3)
Increase (decrease) through net exchange differences, allowance account for credit losses of financial assets		(3)	(2)	(2)
Gain on monetary position, net				(28)
Reclasification to assets clasified as held for sales				(75)
At the end of the year		$ 6	$ 9	$ 16

[1]	It includes US$ 26 million corresponding to discontinued operations for fiscal year 2020. As of December 31, 2020, it includes US$ 13 million corresponding to the receivable impairment related to the exchange difference between the price of gas purchased by distributors and the price of gas recognised in distributors´s final tariffs between April 2018 and March 2019 to be assumed by the Federal Government in accordance to PEN Executive Order No. 1,053/18 (see Note 15).